NOTE PAYABLE (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 26, 2021	Jul. 31, 2021	Jul. 31, 2020	Apr. 30, 2020
Debt instrument face amount			$ 5,255,920
Extinguishment of debt income	$ 722,726	$ 722,726
SBA Loan [Member]
Debt instrument face amount				$ 722,726
Current Annual Interest Rate				0.98%
Final Payment Date		Jul. 31, 2021